Operation lease and other commitment	3 Months Ended
Mar. 31, 2019
Operation Lease And Other Commitment
NOTE 5 - Operation lease and other commitment

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods.  This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period. We used an incremental borrowing rate as a discount rate for our operating leases. The discount rate ranges from 6.89% to 7.10%. The adoption of this standard resulted in the recognition of operating lease assets of approximately $393,000 and liabilities of approximately $405,000 as of January 1,2019. The average remaining years for our lease are 1.56 years as of March 31, 2019.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the three months ended March 31, 2019:

(amounts in dollars)	Operation lease right-of-use asset
Balances as of January 1, 2019	$393,110
Accumulated amortization	(64,081)

Balances as of March 31, 2019	$329,029

The following table provides the changes in the Corporation’s operating lease liability for the three months ended March 31, 2019:

(amounts in dollars)	Lease liability due within one year	Lease liability long-term	Total
Balances as of January 1, 2019	$86,061	$318,716	$404,777
Repayments of lease liability	(20,626)	(39,408)	(60,034)
Other		1,760	1,760
Balances as of March 31, 2019	$65,435	$281,068	$346,503

The total future commitment payment amount for above lease is $364,862 comparing an outstanding lease liability of $346,503 as of March 31, 2019. The difference is due to interest expense.

In addition to the lease commitment, the corporation has a future insurance premium payment of $16,670 as of March, 31,2019.